Consolidated Statements of Cash Flows (Parenthetical)	Apr. 26, 2022 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 Q / $	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 USD ($)	Dec. 31, 2019 $ / $
Consolidated Statements of Cash Flows
Convenience translation to U.S. dollars	20.3183	645.9000	7.7285	20.5835	20.5835	615.7800	7.8095	19.9487	19.9487	573.4400	7.6988	18.8452	18.8452